Average Annual Total Returns - Class I2 - Transamerica High Yield Bond	I2 1 Year	I2 5 Years	I2 10 Years	I2 Inception Date	I2 Return After Taxes on Distributions 1 Year	I2 Return After Taxes on Distributions 5 Years	I2 Return After Taxes on Distributions 10 Years	I2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I2 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	I2 Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	4.15%	7.35%	6.36%	Nov. 08, 2004	1.89%	4.84%	3.77%	2.34%	4.54%	3.78%	7.05%	8.57%	6.79%